Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.80%
Innovator U.S. Equity Ultra Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $451.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator U.S. Equity Ultra Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $308.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Ultra Buffer ETF - January | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $541.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.20%)